Russell 2000 1.5x Strategy Fund N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	RYDEX VARIABLE TRUST
Entity Central Index Key	0001064046
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025